Commitments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Commitments
24)	COMMITMENTS

24.1)	CONTRACTUAL OBLIGATIONS
As of December 31, 2023, Cemex had the following contractual obligations:

		2023

Obligations		Less than 1 year	1-3 years	3-5 years	More than 5 years	Total

Long-term debt	$	25	1,614	1,734	2,902	6,275
Leases 1		340	493	282	509	1,624

Total debt and other financial obligations 2		365	2,107	2,016	3,411	7,899
Interest payments on debt 3		369	595	464	393	1,821
Pension plans and other benefits 4		173	300	296	734	1,503
Acquisition of property, plant and equipment 5		286	155	–	–	441
Purchases of services, raw materials, fuel and energy 6		674	1,043	643	611	2,971

Total contractual obligations	$	1,867	4,200	3,419	5,149	14,635

1
Represent nominal cash flows. As of December 31, 2023, the NPV of future payments under the Company’s lease contracts was $1,258, of which, $325 refers to payments from 1 to
3
years and $185 refers to payments from 3 to 5 years.

2
The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, Cemex has replaced its long-term obligations for others of a similar nature.

3	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2023.

4	Represents estimated annual payments under these benefits for the next ten years (note 19), including the estimate of new retirees during such future years.

5	Refers mainly to the expansion of a cement production line in the Philippines.

6
Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include Cemex’s commitments for the purchase of fuel. In addition, includes a contractual commitment with Neoris over a
5-year
contract from 2023 until 2027 for the acquisition by Cemex of digitalization services and solutions for an annual amount of $55. Moreover, it includes the Company’s commitments with six vendors for back-office services for an average annual amount of $60.

24.2)	OTHER COMMITMENTS
As of December 31, 2023 and 2022, Cemex was party to other commitments for several purposes, including the purchase of fuel and energy, the estimated future cash flows over maturity of which are presented in note 24.1. A description of the most significant contracts is as follows:

•
On February 8, 2022, Cemex renewed or entered into new agreements with six service providers in the fields of data processing services (back office) in finance, accounting and human resources; as well as Information Technology (“IT”) infrastructure services, support and maintenance of IT applications in the countries in which Cemex operates, for a tenure of five to seven years at an average annual cost of $60. These contracts replaced the agreements Cemex maintained with IBM, which expired on August 31, 2022.

•
Beginning in April 2016, in connection with the Ventika S.A.P.I. de C.V. and the Ventika II S.A.P.I. de C.V. wind farms (jointly “Ventikas”) located in the Mexican state of Nuevo Leon with a combined generation capacity of 252 Megawatts (“MW”), Cemex agreed to acquire a portion of the energy generated by Ventikas for its overall electricity needs in Mexico for a period of 20 years. The estimated annual cost of this agreement is $26 if Cemex receives all its energy allocation. Nonetheless, energy supply from wind is variable in nature and final amounts are determined considering the final MW per hour (“MWh”) effectively received at the agreed prices per unit.

•
Beginning in February 2010, for its overall electricity needs in Mexico, Cemex agreed with EURUS to purchase a portion of the electric energy generated for no less than 20 years. EURUS is a wind farm with an installed capacity of 250 MW operated by ACCIONA in the Mexican state of Oaxaca. The estimated annual cost of this agreement is $78 if Cemex receives all its energy allocation. Nonetheless, energy supply from wind sources is variable in nature and final amounts will be determined considering the final MWh effectively received at the agreed prices per unit.

•
Cemex maintains a commitment initiated in April 2004 to purchase the energy generated by Termoeléctrica del Golfo (“TEG”) until 2027 for its overall electricity needs in Mexico. The estimated annual cost of this agreement is $183 if Cemex receives all its energy allocation. Nonetheless, final amounts will be determined considering the final MWh effectively received at the agreed prices per unit.

•
In regards to the above, Cemex also committed to supply TEG and another third-party electrical
energy generating plant adjacent to TEG with all fuel necessary for their operations until the year 2027, equivalent to 1.2 million tons of petroleum coke per year. Cemex covers its commitments under this agreement acquiring the volume of fuel from sources in the international markets and Mexico.

•
On October 24, 2018, Cemex, S.A.B. de C.V. entered into an energy financial hedge agreement in Mexico, commencing October 1, 2019 and for a period of 20 years. Through the contract, the Company fixed the megawatt hour cost over an electric energy volume of 400 thousand megawatts hour per year, through the payment of 25.375 Dollars per megawatt hour of electric power in exchange for a market price. The committed price to pay will increase by 1.5% annually. The differential between the agreed price and the market price is settled monthly. Cemex considers this agreement as a hedge for a portion of its aggregate consumption of electric energy in Mexico and recognizes the result of the exchange of price differentials described previously in the statements of income as a part of the costs of energy. During 2023, the Company received $3. Cemex, S.A.B. de C.V. does not record this agreement at fair value since there is no deep market for electric power in Mexico that would effectively allow for its valuation.

24.3)	COMMITMENTS FROM EMPLOYEE BENEFITS
In some countries, Cemex has self-insured health care benefits plans for its active employees, which are managed on cost-plus fee arrangements with major insurance companies or provided through health maintenance organizations. As of December 31, 2023, in particular plans, Cemex has established stop-loss limits for continued medical assistance derived from a specific cause (e.g., an automobile accident, illness, etc.) ranging for a total limit of 550 thousand Dollars. In other plans, Cemex has established stop-loss limits per employee regardless of the number of events for a total cost of 2.5 million Dollars. The contingency for Cemex if all employees qualifying for health care benefits required medical services simultaneously is significant. However, Cemex believes this scenario is remote. The amount expensed through self-insured health care benefits was $72 in 2023, $64 in 2022 and $59 in 2021.

24.4)	CLIMATE CHANGE AND COMMITMENTS FOR THE REDUCTION OF CARBON DIOXIDE (“CO 2 ”) EMISSIONS (unaudited)
The cement industry releases CO
2
as part of the production process, mainly during the calcination of limestone, as well as CO
2
released through the use of fossil fuels in the kilns. Currently, it is estimated that the whole cement industry releases between 5% to 8% of global CO
2
emissions per year. In Cemex, from an estimated 57 million tons of gross CO
2
emissions per year, 63% are directly related to the production process (Scope 1), 5% are indirect emissions from electricity consumption (Scope 2) and the remaining 32% arise from activities related to the rest of the supply chain which includes supply and transportation (Scope 3).
Cemex has an agenda of medium-term and long-term initiatives aiming at significantly reducing its CO
2
emissions in order to align the Company’s efforts with the Paris Agreement objectives of limiting global warming to 1.5ºC above pre-industrial
levels. Cemex has defined its medium-term and long-term targets, which are mainly: 1) a greater than 47% reduction in CO
2
emissions by 2030, compared to its 1990 baseline in Scope 1 emissions; 2) achieve a 58% reduction in Scope 2 emissions by 2030 compared to a 2020 baseline; 3) achieve reductions by 2030 compared to a 2020 baseline, of 25% in CO
2
emissions per ton of purchased clinker and cement, 30% in transport emissions, 40% of Scope 3 emissions per ton of purchased fuels and 42% in absolute Scope 3 emissions from the use of traded fuels; and 4) reach net zero CO
2
emissions across the Company by 2050. Cemex’s 2030 targets for its cement business were verified by the Science-Based Targets initiative (“SBTi”) to be in line with the 1.5ºC scenario. Also, Cemex’s 2050 net-zero
roadmap was validated by SBTi. SBTi, the foremost entity on science-based climate action goals, drives ambitious climate action in the private sector by enabling companies to set science-based emissions reduction targets.
To meet Cemex’s 2030 targets, the objectives have an impact that ranges from
-10%
to +10% in the total cash payout of the annual executive variable compensation of the Chief Executive Officer, the top senior management, and 4,500 employees, eligible for executive variable compensation. Moreover, Cemex has detailed yearly CO
2
roadmaps developed for each cement plant which include, among other factors: a) the increasing use of alternative fuels and electricity from clean sources as well as combustion enhancers such as hydrogen, b) the increasing use of decarbonated or lower carbon raw materials and cementitious materials to reduce the clinker factor, as well as c) a roll-out
of other proven CO
2
reduction technologies and the investments required for their implementation.
Furthermore, to achieve the
net-zero
CO
2
emissions target globally by 2050, Cemex is working through an open innovation platform in which it partners and collaborates with start-ups,
universities, other industry players and entities from other industries along with the capabilities of Cemex’s Global Research and Development, Cemex Ventures, and the internal “Smart Innovation” process, Cemex is developing a robust research and development portfolio of projects aimed at identifying the most promising technologies to capture, store and utilize CO
2
. These new technologies should contribute beyond 2030 to fully decarbonize Cemex’s operations. To build this portfolio, Cemex is tapping into and expects to continue to tap government funding in Europe and the United States, where there are well established programs to foster innovation in the green technologies of the future. Cemex continues to pursue its strategy in the different markets where it operates.
As of the reporting date, there are no internal plans or commitments with local authorities to shut down operating assets due to climate change issues or concerns. For the years ended December 31, 2023, 2022 and 2021, the Company’s other expenses, net, in the statement of income, include expenses and losses associated with severe weather conditions of $3, $1 and $5, respectively, mainly related with winter storms in the United States in 2023, Hurricane Ian in 2022 and storms in Texas in 2021. As of December 31, 2023, Cemex does not expect additional investments, expenses, or losses in connection with these events of nature.